Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000217028 | United States Treasury Bill, 4.2208, 2025-07-08
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000217028 | United States Treasury Bill, 4.2126, 2025-06-03
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000217028 | United States Treasury Bill, 4.1893, 2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000217028 | United States Treasury Bill, 4.2317, 2025-07-22
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217028 | United States Treasury Bill, 4.2180, 2025-06-24
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217028 | United States Treasury Bill, 4.2113, 2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217028 | United States Treasury Bill, 4.2362, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217028 | United States Treasury Bill, 4.2319, 2025-05-20
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217028 | United States Treasury Bill, 4.2467, 2025-05-27
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000217028 | United States Treasury Bill, 4.2022, 2025-06-10
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000217028 | SPXWP4500_20250502_L_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217028 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217028 | 912797QA8U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000217028 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217028 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000217027 | United States Treasury Bill, 4.2208, 2025-07-08
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000217027 | United States Treasury Bill, 4.2126, 2025-06-03
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000217027 | United States Treasury Bill, 4.1893, 2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000217027 | United States Treasury Bill, 4.2317, 2025-07-22
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217027 | United States Treasury Bill, 4.2180, 2025-06-24
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217027 | United States Treasury Bill, 4.2113, 2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217027 | United States Treasury Bill, 4.2362, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217027 | United States Treasury Bill, 4.2319, 2025-05-20
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217027 | United States Treasury Bill, 4.2467, 2025-05-27
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000217027 | United States Treasury Bill, 4.2022, 2025-06-10
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000217027 | SPXWP4500_20250502_L_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217027 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217027 | 912797QA8U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000217027 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217027 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	97.40%